Federated Hermes Conservative Municipal Microshort Fund
A Portfolio of Federated Hermes Adviser Series

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF ALL SHARE CLASSES
Effective September 15, 2021, Patrick J. Strollo, III, CFA, Senior Portfolio Manager, no longer serves as a portfolio manager of the above-named fund. Accordingly, please remove all references to Mr. Strollo.
The other members of the management team as described in the fund Prospectuses will continue to manage the fund.
September 14, 2021

Federated Hermes Conservative Municipal Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455536 (9/21)
© 2021 Federated Hermes, Inc.